Segment Reporting - Summary of Long-lived and ROU assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Fixed Assets	$ 2,054	$ 2,081	$ 1,555
ROU Assets	1,623	1,773	2,423
United States
Segment Reporting Information [Line Items]
Fixed Assets	1,043	1,095	368
ROU Assets	238	277	421
Asia Pacific
Segment Reporting Information [Line Items]
Fixed Assets	934	913	1,038
ROU Assets	1,116	1,175	1,477
United Kingdom
Segment Reporting Information [Line Items]
Fixed Assets	77	73	149
ROU Assets	$ 269	$ 321	$ 525